Note 50 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Table of Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	Notes	2020	2019	2018
Gains on sale of real estate		116	86	126
Impairment of non-current assets held for sale	21	(103)	(72)	(206)
Gains (losses) on sale of investments classified as non-current assets held for sale (*)		431	10	894
Total		444	23	815